Accounting policies - New standards, amendments and interpretations issued but not effective (Details)	Jan. 01, 2019 GBP (£)
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Lease liabilities	£ 316
Lease assets	£ 325